Income tax expense	12 Months Ended
Dec. 31, 2024
Income taxes
Income tax expense
20.	Income tax expense
Cayman Islands
Under the current laws of the Cayman Islands, Vipshop Holdings Limited is not subject to tax on its income or capital gains. In addition, upon payments of dividends by Vipshop Holdings Limited to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Group’s subsidiaries operating in Hong Kong are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2.0 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.
Singapore
The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore. Vipshop Singapore Pte. is entitled to enjoy the beneficial tax rate at 10% from July 1, 2022 to December 31, 2024, and to enjoy the beneficial tax rate at
15
% from January 1, 2025 to June 30, 2027.
The People’s Republic of China
Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), PRC enterprises are subject to a tax rate at 25%. Besides, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high and new technology companies.
In accordance with the State Administration of Taxation Announcement 2018 No. 23: the Administrative Measures on Corporate Income Tax Preferential Policies (Revision 2018), the enterprise shall voluntarily assess and apply the relevant preferential tax rate according to the de facto operating situation and relevant tax regulations, the relevant supporting documents of which shall be retained for any examination by the tax authorities.

The Group’s subsidiaries and the VIEs in the PRC are all subject to the tax rate at
25% for the periods presented except for some principal subsidiaries that were entitled to the following preferential tax treatment, based on the Group’s assessment and relevant tax regulations:

•
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”) was qualified as High and New Technology Enterprises (“HNTE”) and is entitled to a favorable tax rate at 15%. The HNTE qualification was received and approved in December 2020 and need to re-apply
every three years, and the HNTE qualification was renewed in December 2023. Pinwei Software is entitled to enjoy the beneficial tax rate at 15% as an HNTE for the years 2022, 2023 and 2024.

•
Vipshop (Guangzhou) Software Co., Ltd. (“Guangzhou Software”) was granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2021, and 50% reduction of income tax (i.e. entitled to a favorable tax rate at 12.5%) for the subsequent three consecutive years started from the taxation year of 2023.

•
Vipshop (Jianyang)
E-Commerce
Co., Ltd. (“Vipshop Jianyang”), Chongqing Vipshop
E-Commerce
Co., Ltd. (“Vipshop Chongqing”) have been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region, and are entitled to a preferential tax rate at 15% for the years ended 2022, 2023 and 2024.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022, 2023 and 2024, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$13.70) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.
Income by tax jurisdictions:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from China operations	7,254,315	9,825,456	9,788,828
Income from non-China operations	822,889	161,546	198,652

Total income before taxes and share of income(loss) of equity method investees	8,077,204	9,987,002	9,987,480

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax expense
Current tax	1,709,300	1,750,493	2,220,156
Deferred tax	49,510	115,511	95,359

Total tax expense	1,758,810	1,866,004	2,315,515

Current tax was mainly related to income tax in mainland China.
Under the EIT Law, enterprises are classified as either resident or non-resident.
A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC.
Non-residential
enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC.
Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, no significant underpayment of income taxes would be expected.
If the entity were to be
non-resident
for PRC tax purpose, dividends paid out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region (“Hong Kong SAR”), the withholding tax would be 5%.
During the year ended December 31, 2023 and 2024, the
Group
accrued RMB148.8 million and RMB649.9
million withholding tax expenses associated with its earnings distributed or expected to be distributed to the holding company located outside mainland China in Hong Kong SAR respectively. During the year ended December 31, 2024, RMB
499.9
million was paid and RMB
300.0
million is expected to be paid in 2025. The remaining undistributed earnings of the Group’s subsidiaries in the PRC that are available for distribution to the Group amount to approximately RMB
12.41
billion as of December 31, 2024, which are considered to be indefinitely reinvested under ASC
740-30,
Accounting for Income Taxes—Special Areas, and accordingly,
 no
provision has been made for the Chinese dividend withholding taxes. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB
620.7
million as of December 31, 2024.
A reconciliation of the income tax expense to income before income tax expense and share of income(loss) of equity method investees computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax and share of income(loss) of equity method investees	8,077,204	9,987,002	9,987,480
Computed income tax expense at PRC EIT tax rate	2,019,301	2,496,751	2,496,870
Effect of non-deductible expenses, including:
-Share-based compensation expenses	74,676	153,469	123,223
-Other non-deductible expenses	42,960	14,653	20,660
Effect of different tax rates of subsidiaries operating in other jurisdictions	(236,479)	(53,121)	(73,738)
Effect of tax holidays and preferential tax rates granted to PRC entities	(927,595)	(824,300)	(851,865)
Effect of non-taxable income	(162,051)	(20,279)	(60,717)
Change in valuation allowance	198,761	(49,919)	11,222
Tax on dividends and undistributed earnings	749,237	148,750	649,860

Income tax expense	1,758,810	1,866,004	2,315,515

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate effect	927,595	824,300	851,865
Per share effect:
Class A and Class B ordinary share:
—basic	7.29	7.45	8.03
—diluted	7.24	7.32	7.90
The principal components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	450,280	455,594
Allowance for doubtful debts	25,022	23,802
Impairment of investments	21,197	18,774
Inventory write-down	174,547	123,762
Deferred income	438,494	528,094
Impairment of long-lived assets	179,153	176,607
Others	8,873	7,763
Less: valuation allowance	(612,549)	(653,367)

Total deferred tax assets-non-current	685,017	681,029

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	508,669	482,128
Withholding tax on undistributed earnings	150,000	300,000
Others	33,823	1,735

Total deferred tax liabilities-non-current	692,492	783,863

As of December 31, 2023 and 2024, the amount of tax loss carried forward was RMB301.7 million and RMB470.6 million, respectively, for the Group’s subsidiary incorporated in Hong Kong and Singapore, which can be carried forward indefinitely to offset future taxable income if there is no change
in shareholding of the Group’s subsidiary. The remaining amount of tax loss of RMB1.90 billion and RMB1.75 billion, mainly arose from the Group’s certain subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2025 to 2029.
As of December 31, 2023, and 2024, respectively, the Group recognized a valuation allowance against deferred tax assets associated with the future benefits of net operating loss carryforwards and other deferred tax assets of certain subsidiaries. This was because management cannot conclude that the realization of these deferred tax assets is more likely than not.